Debt and borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of other assets [Abstract]
Schedule of Long-Term Debt
	2023		2022	2021

Simple credit line joint and several obligation with BBVA, up to Ps.1,500,000, with a term of 60 months and monthly interest payment at 28-day TIIE rate published in BANXICO, on non-working days, the TIIE rate could be at 26, 27 or 29 days, plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.	Ps.	1,500,000	-	-

Two-tranche sustainability bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the first offer of Ps.500,000 started paying interest at 5.15% plus 0.40% and for the monthly subsequent payments, the rate will be based on the 29-day TIIE rate issued by BANXICO plus 0.40%; the second offer of Ps.1,000,000 will pay interest semi-annually at a fixed rate of 8.35%, during the sustainability bond term.		1,488,830	1,485,545	1,482,261

Simple credit line with HSBC, up to Ps.950,000, valid until September 13, 2029 and monthly interest payment at the TIIE rate (the 28-day equilibrium interbank interest rate published in BANXICO), plus 1.3 points percentages, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.		950,000	-	-

Two-tranche bond, with maturities across 4 and 7 years, offered in the Mexican Market through the Bolsa Mexicana de Valores; the third offer of Ps.313,974 started paying interest at 12.41% and for the monthly subsequent payments, the rate will be based on the 28-day TIIE rate issued by BANXICO plus 0.90%; the fourth offer of Ps.500,000 will pay interest semi-annually or every 182 days at a fixed rate of 11.23%, during the bond term.		806,361	-	-

On April 5, 2022, Betterware entered into a credit line with BBVA for up to Ps.400,000 and as of May 31, 2022, through an amending agreement, the amount was strengthened for up to Ps.800,000. The line of credit bearing interest at the 28-day TIIE rate plus 206 basis points, payable monthly, with a term of 36 months from the date of signing the original contract.		300,000	-	-

Credit line with Banamex, with interest rate at TIIE (28 days published in BANXICO) plus 110 basis points, the line considers payments of drawdowns in no more than a 12-month term. This short-term line of credit, which is available and paid in a term of no more than 12 months.		-	200,000	-

Simple credit line with Banamex, HSBC, BBVA, Bajío, BanCoppel and Scotiabank, up to Ps.4,498,695, with interest (28-day TIIE published in BANXICO) plus the applicable margin, such ordinary interest will be calculated by the number of days effectively elapsed over the base of a year 360 days, in addition, in case of default, interest will be paid at the ordinary interest rate multiplied by 2.0pp between the 360 days and the result of using the unpaid and past-due balances.		-	4,432,711	-

Innova Catalogos has a loan for financial support or “Emerging Plan for the protection of employment and income of people”; the loan was acquired at the beginning of 2021, for the amount of Ps.40, with maturity across 18 months, and monthly payments of Ps.2.2, this loan does not accrue interest, however in case of default, it will accrue interest at the rate of 24% on unpaid balances.		-	-	15

Interest payable	Ps.	86,231	30,419	28,109

Total debt		5,131,422	6,148,675	1,510,385

Less: Current portion		508,731	230,419	28,124

Long term debt and borrowings	Ps.	4,622,691	5,918,256	1,482,261

Schedule of Cash Flows Arising From Financing Activities	Reconciliation of movements of liabilities to cash flows arising from financing activities
	Long-term debt and borrowings		Interest payable	Derivative financial instruments, net

Balances as of January 1, 2021	Ps.	583,639	3,323	320,294
Changes that represent cash flows -
Loans obtained		1,520,000	-	-
Restricted cash		42,915	-	-
Payments		(646,716)	(49,123)	(18,172)
Bond issuance costs		(18,931)
Changes that do not represent cash flows:
Interest expense		-	73,909	-
Control obtained over subsidiaries		177	-	-
Amortization of bond issuance cost		1,192	-	-
Valuation effects of derivative financial instruments		-	-	(330,315)
Balances as of December 31, 2021		1,482,276	28,109	(28,193)
Changes that represent cash flows -
Loans obtained		5,818,705	-	-
Payments		(1,120,025)	(502,847)	-
Bond issuance costs		(88,722)	-	-
Changes that do not represent cash flows:
Interest expense		-	505,157	-
Control obtained over subsidiaries
Amortization of bond issuance cost		3,285	-	-
Amortization of issuance cost from Long-term debt- Syndicated Credit		22,737	-	-
Valuation effects of derivative financial instruments		-	-	43,522
Balances as of December 31, 2022		6,118,256	30,419	15,329
Changes that represent cash flows -
Loans obtained		6,498,994	-	-
Payments		(7,633,715)	(652,313)	-
Bond issuance costs		(8,355)	-	-
Changes that do not represent cash flows:
Interest expense		-	708,125	-
Amortization of bond issuance cost		4,026	-	-
Amortization of issuance cost from Long-term debt- Syndicated Credit		15,538	-	-
Cancellation of Line issuance cost from Long-term debt- Syndicated Credit		50,447
Valuation effects of derivative financial instruments		-	-	32,591
Balances as of December 31, 2023		5,045,191	86,231	47,920

Schedule of Long-Term Debt Maturities	The Group’s long-term debt and interest maturities as of December 31, 2023, including non-accrued interest, are as follows:
Year	Amount

2024	Ps.	1,000,785
2025		1,396,897
2026		936,875
2027		1,330,284
2028-2029		2,394,998
	Ps.	7,059,839